Investment Property - Summary of Changes in Investment Property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in investment property [abstract]
Investment property at beginning of period	₩ 28,269
Transfer from property, plant and equipment	9,928	₩ 36,809
Depreciation	(4,962)	(804)
Impairment loss		(7,736)
Others	(240)
Investment property at end of period	₩ 32,995	₩ 28,269